Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES
Net loss	$ (19,098,822)	$ (16,864,212)	$ (53,329,262)	$ (47,393,283)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	669,780	593,977	2,394,279	1,824,600
Non-cash interest expense	140,820	3,065	13,465	12,264
Stock-based compensation	2,464,052	2,490,034	12,450,079	11,177,858
Change in fair value of warrant liability	810,083
Loss on disposal of fixed assets			13,647
Changes in operating assets and liabilities:
Accounts receivable		(83,090)	20,000	(20,000)
Prepaid expenses and other current assets	2,230,631	142,073	(1,533,498)	(1,021,852)
Other assets	21,914	5,433	57,423	(322,729)
Accounts payable	5,898,662	(233,942)	(5,326,374)	6,580,722
Accrued expenses	1,220,160	2,203,188	1,154,712	2,240,800
Income taxes payable		50,000	100,000	190,218
Deferred revenue	(303,140)	(494,894)	(1,979,576)	530,763
Other liabilities	104,192	176,087	482,433	1,010
Net cash used in operating activities	(5,841,668)	(12,012,281)	(45,482,672)	(27,476,200)
INVESTING ACTIVITIES
Purchase of property and equipment	(148,362)	(364,242)	(1,098,180)	(8,804,244)
Net cash used in investing activities	(148,362)	(364,242)	(1,098,180)	(8,804,244)
FINANCING ACTIVITIES
Repurchase of Series A redeemable preferred stock				(226,001)
Proceeds from the sale of common stock, net of offering costs		11,318,690	16,137,913	41,249,998
Payment of debt issuance costs	(40,000)
Proceeds from sale of common stock units in connection with initial public offering and private placement			37,074,996
Payment of offering costs and common stock issuance costs			(4,637,647)
Proceeds from subscriptions receivable		4,280,149	4,280,149
Proceeds from future stock issuance		50,520
Proceeds from exercise of common stock warrants	3,013
Proceeds from the sale of equity in noncontrolling interest				401,000
Proceeds from stockholders notes	8,350,000			10,880,252
Payments of capital leases obligations	(232,570)	(222,652)	(884,620)	(686,676)
Proceeds from debt			200,416
Repayment of debt	(2,579,851)	(180,058)	(1,059,034)	(725,598)
Repayment of stockholder notes		(6,073,383)	(11,601,696)	(7,888,658)
Change in restricted cash	216,086		(2,423)	(2,211)
Proceeds from Sonnet Biotherapeutics, Inc.		187,388	826,561
Deconsolidation of Sonnet Biotherapeutics, Inc.		(401,091)	(401,091)
Payment of employee tax withholdings related to the vesting of restricted stock		(71,760)	(71,760)
Net cash provided by financing activities	5,716,678	8,887,803	39,861,764	43,002,106
Net (decrease) increase in cash	(273,352)	(3,488,720)	(6,719,088)	6,721,662
Cash at beginning of year	2,351,887	9,070,975	9,070,975	2,349,313
Cash at end of year	2,078,535	5,582,255	2,351,887	9,070,975
Supplemental disclosure of cash flow information
Cash paid for interest	221,266	407,403	1,477,913	1,402,209
Cash paid for income taxes		2,000	3,000	2,250
Supplemental schedule of noncash investing activities:
Purchases of property and equipment in accounts payable and accrued expenses	(20,711)	(200,780)	634,941	(2,770,730)
Supplemental schedule of noncash financing activities:
Accretion of redeemable preferred stock, common stock and noncontrolling interests		939,539	2,463,160	4,306,488
Deemed dividend upon repurchase of Series A redeemable preferred stock in excess of carrying value				(1,298,631)
Issuance of subscription receivable upon sale of common stock		(2,749,997)		(4,280,149)
Issuance of common and Series A preferred stock to redeemable preferred stockholders and noncontrolling interests upon reincorporation		(11,894,638)	11,894,638
Reclassification of equity classified stock-based compensation		(15,118,584)	15,118,584
Distribution of common stock in Sonnet Biotherapeutics, Inc. to stockholders				(221,154)
Issuance of capital lease obligations in connection with purchase of property and equipment			100,383	2,603,894
Deferred offering costs and common stock issuance costs in accounts payable and accrued expenses	$ (137,291)	$ (1,014,281)	$ 3,144	$ 2,310,961